Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2017
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Other Income (Expenses), Net
13.	OTHER INCOME (EXPENSES), NET

Years ended December 31	2017	2016
Finance income	$39	$49
Gains on sale of investments	16	23
Foreign exchange loss	(23)	(68)
Other (1)	(17)	(17)

	$15	$(13)

(1)	Other expense includes the impact of a $10 million provision which the Company recognized in respect of the settlement of a guarantee the Company had provided to Wheaton relating to a silver stream agreement with Primero Mining Corp. The Company was released from the guarantee on payment of the $10 million in January 2018.